Other Current Payables (Details) - Schedule of other current payables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current payables [Abstract]
Employees and related expenses	$ 1,179	$ 719
Accrued expenses	241	428
Other payables	445	60
Other current payables	$ 1,865	$ 1,207